Annual Total Returns - Fidelity® Stock Selector Small Cap Fund [BarChart] - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-16 - Fidelity® Stock Selector Small Cap Fund - Fidelity Stock Selector Small Cap Fund-Class A
Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	11.74%
Annual Return 2013	36.40%
Annual Return 2014	3.15%
Annual Return 2015	(0.45%)
Annual Return 2016	15.04%
Annual Return 2017	11.34%
Annual Return 2018	(8.75%)
Annual Return 2019	30.03%
Annual Return 2020	21.36%
Annual Return 2021	24.67%